Finance income (Tables)	12 Months Ended
Sep. 30, 2020
Finance income
Summary of finance income

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
Initial recognition difference of convertible loan notes	50,882	400,666